Annual Fund Operating Expenses	May 31, 2026
WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	5.83%	[1]
Expenses (as a percentage of Assets)	6.53%
WHITEWOLF Commercial Real Estate Finance Income ETF | WHITEWOLF Commercial Real Estate Finance Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.70%

[1]	The Fund’s investments in other funds requires the Fund to report a total annual fund operating expense ratio in its prospectus fee table that accounts for both the expenses that a fund pays directly out of its assets (direct expenses), and the expense ratios of the underlying funds, including business development companies (BDCs), in which it invests, which are called Acquired Fund Fees and Expenses (“AFFE”). AFFEs are indirect expenses. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a fund that invests in other funds. Accordingly, the prospectus for LBO discloses its AFFEs which are in the table above. However, because these fees are not borne directly by the Fund, they will not be reflected in the expense information in LBO’s financial statements. Information presented in the prospectus table will differ from financial highlights presented in LBO’s reports to shareholders.
[2]
Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. The Fund’s investments in other funds requires the Fund to report a total annual fund operating expense ratio in its prospectus fee table that accounts for both the expenses that the Fund pays directly out of its assets (direct expenses), and the expense ratios of the underlying funds, in which it invests, which are called AFFEs. AFFEs are indirect expenses. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a fund that invests in other funds.